CONTRACTUAL COMMITMENTS - Lease Liabilities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liability	$ 1,377
1 Year
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liability	229
2-5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liability	545
Over 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liability	$ 603